Total
DUNHAM FUNDS
Dunham Floating Rate Bond Fund
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 91 of the Fund's Prospectus and in How to Buy and Sell Shares on page 84 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Floating Rate Bond Fund - USD ($)	Dunham Floating Rate Bond Fund Class A	Dunham Floating Rate Bond Fund Class C	Dunham Floating Rate Bond Fund Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Floating Rate Bond Fund		Dunham Floating Rate Bond Fund Class A	Dunham Floating Rate Bond Fund Class C	Dunham Floating Rate Bond Fund Class N
Management Fees	[1]	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none
Other Expenses:		0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.39%	1.89%	1.14%
[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective October 1, 2021. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 28 bps (0.28%) and can range from 0.18% to 0.38%, based on the Fund’s performance relative to the S&P/LSTA Leveraged Loan 100 Index, the Fund’s benchmark.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example - Dunham Floating Rate Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Dunham Floating Rate Bond Fund Class A	585	870	1,176	2,043
Dunham Floating Rate Bond Fund Class C	192	594	1,021	2,212
Dunham Floating Rate Bond Fund Class N	116	362	628	1,386

Principal Investment Strategies:

The Fund’s Sub-Adviser seeks to achieve the Fund’s investment objectives by investing, under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus borrowings for investment purposes) in bonds. The Fund defines “bonds” as floating rate loans and other floating rate debt securities, including collateralized loan obligations (“CLO”s).

Floating rate loans generally represent amounts borrowed by corporations and other entities from banks and other institutional lenders. The Fund generally invests in loans that are rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a nationally recognized statistical rating organization (NRSRO), also known as “leveraged”, “high-yield” or “junk” loans. The loans in which the Fund will primarily invest are senior secured obligations of their borrowers and are typically secured by some or all of borrowers’ assets. Floating rate loans have interest rates that reset periodically (typically quarterly or monthly) and typically have tenors of eight years or less. The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate.

A CLO is a portfolio of leveraged loans and/or high-yield bonds that are securitized and managed as a fund. The assets are typically senior secured loans, which benefit from priority of payment over other claimants in the event of an insolvency. Each CLO is structured as a series of tranches that are interest-paying bonds. The Fund generally invests in CLOs that are rated below investment-grade (BB and lower, or an equivalent rating). CLOs have interest rates that reset periodically (typically quarterly or monthly). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate).

Additionally, the Fund will invest up to 20% of total assets in fixed-rate corporate bonds of any maturity generally rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a nationally recognized statistical rating organization (NRSRO), also known as “high-yield” or “junk” loans. These securities may be issued in reliance on Rule 144A under the Securities Act of 1933, and subject to restriction on resale.

The Fund’s Sub-Adviser selects investments and seeks to reduce risk through portfolio diversification, credit analysis and attention to current developments in economic conditions. In general, the Sub-Adviser typically buys securities that provide high current income that it believes possess attractive risk/reward characteristics. The Sub-Adviser measures a security’s risk/reward ratio by its yield and expected probability of default when compared to a peer group of securities with similar credit risk. The Sub-Adviser typically will sell securities when, in the Sub-Adviser’s view, they no longer meet the buy criteria and when an issuer’s credit fundamentals deteriorate.

Principal Investment Risks

Senior Bank Loans Risk – Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial time period after the sale of the senior loans. The market prices of floating rate loans are generally less sensitive to interest rate changes than are the market prices for securities with fixed interest rates. Certain senior loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

CLO Performance Deterioration Risk – Negative economic trends nationally as well as in specific geographic areas of the United States could result in an increase in loan defaults and delinquencies. There is a material possibility that economic activity will be volatile or will slow significantly, and the CLO performance will likely be significantly and negatively impacted by such conditions. Such effects may include an inability for Obligors to obtain refinancing of their debt obligations. A decreased ability of Obligors to obtain refinancing may cause a deterioration in loan performance generally and for CLOs. It is not possible to determine whether or when such trends will improve or worsen in the future. CLOs may include underlying securities, which are investments in foreign countries. These factors could detract from CLO’s performance.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, are speculative investments that generally have more credit risk than higher-rated securities. Companies issuing high-yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”) – The Fund invests significantly in floating rate loans that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these investments.

Changing Fixed Income Market Conditions Risk – During periods of sustained rising rates, fixed income risks will be amplified. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. Rising rates tend to decrease liquidity, increase trading costs, and increase volatility, all of which make portfolio management more difficult and costly to the Fund and its shareholders.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments due to the Fund. An increase in credit risk or a default will cause the value of Fund debt securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Foreign Investing Risk – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions. This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise. Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

DUNHAM FUNDS

Dunham Floating Rate Bond Fund

Class A (DAFRX) | Class C (DCFRX) | Class N (DNFRX)

Supplement dated October 1, 2021 to the Statutory Prospectus (the “Prospectus”) dated
March 1, 2021, as amended April 1, 2021, and the Summary Prospectus dated March 1, 2021

This Supplement updates and supersedes any contrary information contained in the Prospectus and Summary Prospectus.

Effective October 1, 2021, PineBridge Investments LLC (“PineBridge” or “Sub-Adviser”) replaces Newfleet Asset Management, LLC as sub-adviser to the Dunham Floating Rate Bond Fund (the “Fund”).

Reference is made to the section entitled “Fees and Expenses of the Fund” beginning on page 6 of the Prospectus and page 1 of the Summary Prospectus. The tables describing the expenses of the Fund are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 91 of the Fund's Prospectus and in How to Buy and Sell Shares on page 84 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	0.75%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.00%
Other Expenses:	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	1.89%	1.14%
(1)	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective October 1, 2021. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 28 bps (0.28%) and can range from 0.18% to 0.38%, based on the Fund’s performance relative to the S&P/LSTA Leveraged Loan 100 Index, the Fund’s benchmark.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

The table under the sub-heading “Example” that describes the costs of investing in shares of the Fund on page 6 of the Prospectus and page 1 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$585	$870	$1,176	$2,043
Class C	$192	$594	$1,021	$2,212
Class N	$116	$362	$628	$1,386

The information under the heading “Principal Investment Strategies” beginning on page 6 and 61 of the Prospectus and on page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Principal Investment Strategies:

The Fund’s Sub-Adviser seeks to achieve the Fund’s investment objectives by investing, under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus borrowings for investment purposes) in bonds. The Fund defines “bonds” as floating rate loans and other floating rate debt securities, including collateralized loan obligations (“CLO”s).

Floating rate loans generally represent amounts borrowed by corporations and other entities from banks and other institutional lenders. The Fund generally invests in loans that are rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a nationally recognized statistical rating organization (NRSRO), also known as “leveraged”, “high-yield” or “junk” loans. The loans in which the Fund will primarily invest are senior secured obligations of their borrowers and are typically secured by some or all of borrowers’ assets. Floating rate loans have interest rates that reset periodically (typically quarterly or monthly) and typically have tenors of eight years or less. The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate.

A CLO is a portfolio of leveraged loans and/or high-yield bonds that are securitized and managed as a fund. The assets are typically senior secured loans, which benefit from priority of payment over other claimants in the event of an insolvency. Each CLO is structured as a series of tranches that are interest-paying bonds. The Fund generally invests in CLOs that are rated below investment-grade (BB and lower, or an equivalent rating). CLOs have interest rates that reset periodically (typically quarterly or monthly). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate).

Additionally, the Fund will invest up to 20% of total assets in fixed-rate corporate bonds of any maturity generally rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a nationally recognized statistical rating organization (NRSRO), also known as “high-yield” or “junk” loans. These securities may be issued in reliance on Rule 144A under the Securities Act of 1933, and subject to restriction on resale.

The Fund’s Sub-Adviser selects investments and seeks to reduce risk through portfolio diversification, credit analysis and attention to current developments in economic conditions. In general, the Sub-Adviser typically buys securities that provide high current income that it believes possess attractive risk/reward characteristics. The Sub-Adviser measures a security’s risk/reward ratio by its yield and expected probability of default when compared to a peer group of securities with similar credit risk. The Sub-Adviser typically will sell securities when, in the Sub-Adviser’s view, they no longer meet the buy criteria and when an issuer’s credit fundamentals deteriorate.

Reference is made to the section entitled “Principal Investment Risks” beginning on page 7 of the Prospectus and on page 2 of the Summary Prospectus. The risks listed under this section are deleted in their entirely and revised to read as follows:

Senior Bank Loans Risk – Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial time period after the sale of the senior loans. The market prices of floating rate loans are generally less sensitive to interest rate changes than are the market prices for securities with fixed interest rates. Certain senior loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

CLO Performance Deterioration Risk – Negative economic trends nationally as well as in specific geographic areas of the United States could result in an increase in loan defaults and delinquencies. There is a material possibility that economic activity will be volatile or will slow significantly, and the CLO performance will likely be significantly and negatively impacted by such conditions. Such effects may include an inability for Obligors to obtain refinancing of their debt obligations. A decreased ability of Obligors to obtain refinancing may cause a deterioration in loan performance generally and for CLOs. It is not possible to determine whether or when such trends will improve or worsen in the future. CLOs may include underlying securities, which are investments in foreign countries. These factors could detract from CLO’s performance.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, are speculative investments that generally have more credit risk than higher-rated securities. Companies issuing high-yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”) – The Fund invests significantly in floating rate loans that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these investments.

Changing Fixed Income Market Conditions Risk – During periods of sustained rising rates, fixed income risks will be amplified. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. Rising rates tend to decrease liquidity, increase trading costs, and increase volatility, all of which make portfolio management more difficult and costly to the Fund and its shareholders.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments due to the Fund. An increase in credit risk or a default will cause the value of Fund debt securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Foreign Investing Risk – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions. This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise. Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

The information under the sub-headings “Sub-Adviser” and “Sub-Adviser Portfolio Managers” located on page 9 of the Prospectus and page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Sub-Adviser:  PineBridge Investments LLC (“PineBridge” or the “Sub-Adviser”).

Sub-Adviser Portfolio Managers: Steven Oh, CFA, Laila Kollmorgen, CFA, and Jeremy Burton, CFA, have primary responsibility for the day-to-day management of the Fund since October 2021. Mr. Oh, Managing Director, Portfolio Manager, and Global Head of Credit and Fixed Income, joined the Sub-Adviser in 2000; Ms. Kollmorgen, CFA, Managing Director and CLO Portfolio Manager, joined the Sub-Adviser in 2015; Mr. Burton, CFA, Managing Director and Portfolio Manager, joined the Sub-Adviser in 2009.

The information under the heading “Dunham Floating Rate Bond Fund” beginning on page 84 of the Prospectus is deleted in its entirety and replaced with the following:

PineBridge, located at Park Avenue Tower, 65 East 55th Street, New York, New York 10022, serves as the Sub-Adviser for the Dunham Floating Rate Bond Fund. PineBridge is a Delaware limited liability company and is a wholly-owned subsidiary of PineBridge Investment Holdings US LLC which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asia based private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai. PineBridge provides investment advice and markets asset management products and services to clients globally. As of December 31, 2020, PineBridge managed approximately $126.1 billion in assets.

Steven Oh, CFA

Portfolio Manager

Mr. Oh has primary responsibility for the day-to-day management of the Fund since October 2021. Mr. Oh is Managing Director, Portfolio Manager, and Head of Global Credit and Fixed Income at PineBridge. He has worked at PineBridge since 2000. Mr. Oh has an MBA from Northwestern University and BS in Finance & Management from The Wharton School of the University of Pennsylvania and is a CFA Charterholder.

Laila Kollmorgen, CFA

Portfolio Manager

Ms. Kollmorgen has primary responsibility for the day-to-day management of the Fund since October 2021. Ms. Kollmorgen is Managing Director and CLO Portfolio Manager at PineBridge. She has worked at PineBridge since 2015. Ms. Kollmorgen has an MBA from The Wharton School of the University of Pennsylvania and a BA from Wellesley College and is a CFA Charterholder.

Jeremy Burton, CFA

Portfolio Manager

Mr. Burton has primary responsibility for the day-to-day management of the Fund since October 2021. Mr. Burton is Managing Director and Portfolio Manager at PineBridge. He has worked at PineBridge since 2009. Mr. Burton has an MBA from The Wharton School of the University of Pennsylvania and a BA from Harvard College and is a CFA Charterholder.

***

If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference

DUNHAM FUNDS

Dunham Floating Rate Bond Fund

Class A (DAFRX) | Class C (DCFRX) | Class N (DNFRX)

Supplement dated October 1, 2021 to the Statement of Additional Information
dated March 1, 2021, as amended April 1, 2021 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI.

Effective October 1, 2021, PineBridge Investments LLC (“PineBridge” or “Sub-Adviser”) replaces Newfleet Asset Management, LLC as sub-adviser to the Dunham Floating Rate Bond Fund (the “Fund”).

Reference is made to the section entitled “Portfolio Managers” beginning on page 67 of the SAI. The table under this section is amended to delete in its entirety the information for David Albrycht, Kyle Jennings, and Francesco Ossino pertaining to the Dunham Floating Rate Bond Fund, and to add the following information that is provided as of August 31, 2021:

Portfolio Managers/ Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ Millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ Millions)	Other Accounts	Assets Managed ($ Millions)	Total Assets Managed ($ Millions)
Steven Oh, CFA PineBridge Investments LLC Dunham Floating Rate Bond Fund	1	$1,261.64	5	$2,477.63	10	$3,716.87	$7,456.14
Laila Kollmorgen, CFA PineBridge Investments LLC Dunham Floating Rate Bond Fund	2	$240.00	7	$2,918.51	13	$4,670.24	$7,828.75
Jeremy Burton, CFA PineBridge Investments LLC Dunham Floating Rate Bond Fund	1	$120.80	3	$466.58	10	$1,258.90	$1,846.28

Reference is made to the section entitled “Ownership of Securities” beginning on page 79 of the SAI. The table under this section is amended to delete in its entirety the information for David Albrycht, Kyle Jennings, and Francesco Ossino pertaining to the Dunham Floating Rate Bond Fund, and to add the following information that is provided as of August 31, 2021:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned
Steven Oh, CFA	Dunham Floating Rate Bond Fund	None
Laila Kollmorgen, CFA	Dunham Floating Rate Bond Fund	None
Jeremy Burton, CFA	Dunham Floating Rate Bond Fund	None

***

If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference